Long-term Debt - SBA loan (Details)		12 Months Ended
	Feb. 01, 2021 USD ($) installment	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Long-term Debt
Loss on extinguishment of debt		$ 30,000	$ 281,000
Repayments		(20,447,000)	(11,900,000)
SBA loan
Long-term Debt
Principal amount	$ 150,000
Interest rate	3.75%
Incremental borrowing rate	6.00%
Fair value of debt	$ 119,000
Number of equal monthly installments | installment	360
Monthly payments	$ 731
Beginning Balance		120,000	121,000
Loss on extinguishment of debt		30,000
Repayments		$ (150,000)	(1,000)
Ending Balance			$ 120,000